RELATED-PARTY TRANSACTIONS DISCLOSURE: Disclosure of transactions between related parties (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Disclosure of transactions between related parties

	Year ended January 31,
	2023	2022	2021
Consulting fees to a company owned by an officer and director	$60,000	$59,141	$21,466
Consulting fees to a company controlled by officers and directors	60,000	60,070	30,666
Consulting fees paid or accrued to a company controlled by VP of Finance	7,120	24,036	-
Consulting fees to an officer and director	-	-	9,200
Prepaid consulting fees paid to a company controlled by VP of Finance	-	(7,120)	-
Mineral exploration and general administrative expenses to a company controlled by officers and directors	99,984	42,760	-
Legal fees paid to a company controlled by a director	22,316	37,036	2,794
Rent fees accrued to a company controlled by officers and directors	-	9,034	6,133
Total transactions with related parties	$249,420	$224,957	$70,259